Taxes - Additional Information (Details)	12 Months Ended				24 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022	Jun. 30, 2024 USD ($)
Operating Loss Carryforwards [Line Items]
Applicable tax rate	21.00%	21.00%	21.00%	21.00%
Net operating loss carry forward	$ 29,800,000		$ 22,000,000		$ 29,800,000
Utilization per year(as percent)	80.00%				80.00%
Deferred tax assets, valuation allowance	$ 6,500,000		$ 4,700,000
Deferred tax assets, valuation allowance (as percent)	100.00%	100.00%	100.00%
Number of units exported to SonicHash US	742				742
Total purchase price	$ 6,999,200				$ 6,999,200
Cayman Islands
Operating Loss Carryforwards [Line Items]
Applicable tax rate	0.00%	0.00%
Canada
Operating Loss Carryforwards [Line Items]
Taxable income					0
Canada | Federal
Operating Loss Carryforwards [Line Items]
Applicable tax rate	15.00%	15.00%
Canada | ALBERTA
Operating Loss Carryforwards [Line Items]
Applicable tax rate	8.00%	8.00%
United States
Operating Loss Carryforwards [Line Items]
Taxable income	$ 0		$ 0
United States | Federal
Operating Loss Carryforwards [Line Items]
Applicable tax rate	21.00%	21.00%
United States | DELAWARE
Operating Loss Carryforwards [Line Items]
Applicable tax rate	8.70%	8.70%
United States | GEORGIA, REPUBLIC OF
Operating Loss Carryforwards [Line Items]
Applicable tax rate	5.75%	5.75%
United States | INDIANA
Operating Loss Carryforwards [Line Items]
Applicable tax rate	5.25%	5.25%
Singapore
Operating Loss Carryforwards [Line Items]
Applicable tax rate	17.00%	17.00%
Taxable income					$ 0
Singapore | First Scenario | SGD
Operating Loss Carryforwards [Line Items]
Taxable income		$ 10,000
Exempted from taxable income (as percent)	75.00%	75.00%
Exempted from taxable income	$ 7,700
Singapore | Next scenario | SGD
Operating Loss Carryforwards [Line Items]
Taxable income		$ 190,000
Exempted from taxable income (as percent)	50.00%	50.00%
Exempted from taxable income	$ 147,000
US
Operating Loss Carryforwards [Line Items]
US ex-tax and GST	5.00%				5.00%